CECL (Details 6) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 1,912	SFr 1,983	SFr 1,952	SFr 1,952
Interest income recognized	36	10
Amortized cost of non-accrual assets with no specific allowance	81	139
Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,034	1,042	1,098	913
Interest income recognized	30	6
Amortized cost of non-accrual assets with no specific allowance	15	62
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	334	143	127	167
Interest income recognized	6	0
Amortized cost of non-accrual assets with no specific allowance	1	0
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	551	696	801	686
Interest income recognized	10	6
Amortized cost of non-accrual assets with no specific allowance	12	57
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	138	192	159	41
Interest income recognized	13	0
Amortized cost of non-accrual assets with no specific allowance	0	3
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	11	11	11	19
Interest income recognized	1	0
Amortized cost of non-accrual assets with no specific allowance	2	2
Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	878	941	854	1,039
Interest income recognized	6	4
Amortized cost of non-accrual assets with no specific allowance	66	77
Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	396	503	383	572
Interest income recognized	5	1
Amortized cost of non-accrual assets with no specific allowance	64	74
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	285	238	283	262
Interest income recognized	0	2
Amortized cost of non-accrual assets with no specific allowance	2	2
Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	197	200	SFr 188	SFr 205
Interest income recognized	1	1
Amortized cost of non-accrual assets with no specific allowance	SFr 0	SFr 1